November 12, 2004

Ms. Kimberly Browning

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE: Form N-14 for the Reorganization of the Delaware Social Awareness Fund into the Equity Portfolio, a series of Calvert Social Investment Fund

File Numbers 811-03334 and 002-75106

Dear Ms. Browning:

Pursuant to our conversation earlier this week, I am filing a pre-effective amendment to the Form N-14 for Delaware Social Awareness Fund, a series of Delaware Group Equity Funds II, into the Equity Portfolio, a series of Calvert Social Investment Fund. Please note that all of your comments have been addressed (as marked).

Further, on behalf of Registrant, I acknowledge that:

  The Fund is responsible for the adequacy and accuracy of the disclosure in the filings;
  Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
  The fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

Truly Yours,

Ivy Wafford Duke

Associate General Counsel